Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.91%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	11,602	$ 11,750
Freddie Mac REMIC
Series 4764 PA 3.00% 10/15/45	259,358	254,989
Series 5092 WG 1.00% 4/25/31	3,609,172	3,362,441

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.13% (SOFR + 1.85%) 11/25/43 #, •	1,623,451	1,640,837
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	2,081	2,000
Series T-54 2A 6.50% 2/25/43 ♦	446	462
Series T-58 2A 6.50% 9/25/43 ♦	193,970	198,247
GNMA
Series 2004-31 ZB 5.00% 4/20/34	703,175	702,031
Series 2012-39 PA 2.00% 3/16/42	1,089,411	1,010,611
Series 2015-151 KC 3.50% 4/20/34	352,520	344,270
Total Agency Collateralized Mortgage Obligations (cost $7,924,746)		7,527,638

Agency Commercial Mortgage-Backed Securities — 2.17%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	1,071,632	1,068,030
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.539% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,253,302
Series 2017-KF33 B 144A 8.011% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	914,543
Series 2017-KF40 B 144A 8.161% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,362,625
Series 2018-K732 B 144A 4.194% 5/25/25 #, •	985,000	976,653
Series 2018-KF47 B 144A 7.461% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	989,299	978,823
Series 2018-KF49 B 144A 7.361% (SOFR + 2.01%, Floor 1.90%) 6/25/25 #, •	837,687	823,605
Series 2019-KF60 B 144A 7.811% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	2,147,157	2,096,335
Series 2019-KF61 B 144A 7.661% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	839,684	763,261
Series 2019-KF68 B 144A 7.661% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,403,492	1,355,298
Series 2019-KF69 B 144A 7.761% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	1,062,100	995,550
NQ- 022 [0924] 1124 (4017651)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2019-KF70 B 144A 7.761% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	$ 786,781
Series 2019-KF73 B 144A 7.911% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	1,941,094	1,823,304
Series 2020-KF74 B 144A 7.611% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,290	842,610
Series 2020-KF75 B 144A 7.711% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	996,668	919,786
Total Agency Commercial Mortgage-Backed Securities (cost $18,709,321)		17,960,506

Agency Mortgage-Backed Securities — 6.15%
Fannie Mae 3.50% 10/1/42	513,929	489,436
Fannie Mae S.F. 15 yr 4.50% 9/1/37	53,681	53,875
Fannie Mae S.F. 20 yr
4.00% 12/1/31	343,266	341,740
4.00% 8/1/42	158,383	155,296
4.00% 9/1/42	477,794	469,474
5.50% 8/1/43	669,314	686,852
Fannie Mae S.F. 30 yr
3.00% 8/1/49	1,504,612	1,380,467
3.00% 10/1/49	519,222	473,148
3.50% 7/1/47	92,629	88,446
3.50% 2/1/48	140,471	132,832
3.50% 11/1/48	189,934	179,233
3.50% 3/1/50	23,724	22,522
3.50% 8/1/50	40,940	38,634
3.50% 9/1/50	519,492	494,149
3.50% 6/1/51	402,219	377,204
3.50% 9/1/52	1,281,782	1,208,620
4.00% 6/1/48	94,195	91,858
4.00% 10/1/48	616,133	605,937
4.00% 9/1/52	380,093	365,168
4.50% 1/1/50	2,875,194	2,905,266
4.50% 4/1/50	1,511,943	1,511,329
4.50% 2/1/53	262,029	257,696
5.00% 7/1/47	2,358,943	2,429,957
5.00% 5/1/48	195,939	200,157
5.00% 8/1/49	908,569	930,523
2    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 5/1/44	1,578,996	$ 1,634,434
5.50% 10/1/52	1,143,764	1,163,611
5.50% 11/1/52	970,445	991,017
5.50% 12/1/52	216,298	219,300
5.50% 3/1/53	1,867,074	1,889,475
6.00% 1/1/42	1,117,370	1,177,375
6.00% 12/1/52	1,379,166	1,414,387
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	977,635
4.20% 8/28/25	980,000	979,102
Freddie Mac S.F. 15 yr
3.00% 3/1/35	299,270	289,536
3.50% 1/1/29	379,903	375,381

Freddie Mac S.F. 20 yr 3.00% 9/1/40	191,899	180,748
Freddie Mac S.F. 30 yr
3.50% 6/1/47	836,982	789,831
3.50% 4/1/52	1,655,373	1,551,035
4.00% 8/1/52	413,396	399,122
4.00% 9/1/52	784,782	757,683
4.50% 8/1/48	427,601	426,630
4.50% 9/1/52	2,113,404	2,091,305
4.50% 11/1/52	1,329,684	1,307,565
5.00% 6/1/53	3,480,627	3,482,045
5.50% 9/1/52	2,377,958	2,453,881
5.50% 11/1/52	947,090	965,273
5.50% 3/1/53	1,679,027	1,724,238
6.00% 1/1/53	998,310	1,037,948
6.00% 3/1/53	3,278,293	3,354,841
GNMA II S.F. 30 yr
3.00% 1/20/52	514,875	469,592
5.50% 5/20/53	1,603,860	1,620,805
6.00% 5/20/53	1,279,314	1,308,658
Total Agency Mortgage-Backed Securities (cost $51,509,956)		50,922,272

Collateralized Debt Obligations — 5.09%
Ballyrock CLO
Series 2018-1A A1 144A 6.544% (TSFR03M + 1.26%) 4/20/31 #, •	1,248,788	1,249,407
NQ- 022 [0924] 1124 (4017651)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ballyrock CLO
Series 2024-27A A1A 144A 6.212% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	$ 1,151,163

Benefit Street Partners CLO IX Series 2016-9A AR 144A 6.654% (TSFR03M + 1.37%) 7/20/31 #, •	344,209	344,598
BlueMountain CLO XXX Series 2020-30A AR 144A 6.671% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	2,999,139
Canyon Capital CLO Series 2019-2A AR 144A 6.743% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,802,064
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 6.43% (TSFR03M + 1.31%) 5/15/31 #, •	526,607	526,999
CBAM Series 2020-13A A 144A 6.974% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,999,463
Dryden 77 CLO Series 2020-77A AR 144A 6.51% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	2,600,000	2,603,809
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 6.652% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	4,998,900
KKR CLO 41 Series 2022-41A A1 144A 6.631% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	5,009,280
Magnetite XL Series 2024-40A A1 144A 6.782% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,508,705
PPM CLO 3 Series 2019-3A AR 144A 6.637% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,748,942
Sound Point CLO XXV Series 2019-4A A1R 144A 6.565% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	5,005,200
TRESTLES CLO V Series 2021-5A A1 144A 6.714% (TSFR03M + 1.43%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,503,125
Venture 34 CLO Series 2018-34A AR 144A 6.566% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	700,000	699,625
Zais CLO 16 Series 2020-16A A1R 144A 6.964% (TSFR03M + 1.68%, Floor 1.68%) 10/20/34 #, •	2,000,000	1,999,632
Total Collateralized Debt Obligations (cost $42,042,048)		42,150,051

Corporate Bonds — 33.75%
Banking — 9.37%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	206,653
Banco Continental 144A 2.75% 12/10/25 #	200,000	193,962
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	292,140
4    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	$ 194,567
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	200,000	211,149
Bank of America
5.819% 9/15/29 μ	1,750,000	1,842,169
6.204% 11/10/28 μ	75,000	79,185

Bank of Montreal 7.70% 5/26/84 μ	935,000	989,026
Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,164,043
Barclays 7.385% 11/2/28 μ	550,000	594,159
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	194,703
Citibank
5.438% 4/30/26	915,000	933,136
5.488% 12/4/26	825,000	849,045
Citigroup
1.281% 11/3/25 μ	1,960,000	1,952,462
2.014% 1/25/26 μ	1,600,000	1,584,008
5.50% 9/13/25	1,900,000	1,912,102

Citizens Bank 6.064% 10/24/25 μ	1,935,000	1,935,005
Credicorp 144A 2.75% 6/17/25 #	200,000	196,320
Deutsche Bank
6.72% 1/18/29 μ	724,000	766,620
6.819% 11/20/29 μ	1,170,000	1,259,739
7.146% 7/13/27 μ	925,000	963,068

Fifth Third Bank 5.852% 10/27/25 μ	3,160,000	3,161,128
Goldman Sachs Group
4.25% 10/21/25	3,234,000	3,222,825
5.736% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,702,137
5.756% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,914,788

ICICI Bank 144A 4.00% 3/18/26 #	200,000	198,811
JPMorgan Chase & Co.
4.08% 4/26/26 μ	6,515,000	6,483,631
5.012% 1/23/30 μ	1,190,000	1,220,731
5.571% 4/22/28 μ	1,315,000	1,356,031
6.098% (SOFR + 0.885%) 4/22/27 •	955,000	961,056

KeyBank 5.85% 11/15/27	465,000	482,267
KeyCorp 6.277% (SOFR03M + 1.25%) 5/23/25 •	2,895,000	2,899,747
Lloyds Banking Group 5.721% 6/5/30 μ	870,000	911,984
Morgan Stanley
6.138% 10/16/26 μ	10,465,000	10,631,840
6.296% 10/18/28 μ	1,534,000	1,622,115
6.407% 11/1/29 μ	488,000	524,519

NQ- 022 [0924] 1124 (4017651)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	$ 1,423,726
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	188,747
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,673,393
Popular 7.25% 3/13/28	675,000	713,258
Shinhan Bank 3.875% 3/24/26 ■	300,000	296,040
State Street 4.993% 3/18/27	1,405,000	1,438,399
Truist Bank 4.632% 9/17/29 μ	2,480,000	2,468,618
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	780,000	791,237
US Bancorp
4.653% 2/1/29 μ	84,000	84,832
5.384% 1/23/30 μ	460,000	477,820
5.727% 10/21/26 μ	107,000	108,363
6.787% 10/26/27 μ	1,330,000	1,396,895

Wells Fargo & Co. 3.908% 4/25/26 μ	3,515,000	3,493,321
Wells Fargo Bank 5.254% 12/11/26	1,410,000	1,445,713
		77,607,233
Basic Industry — 0.87%
Anglo American Capital 144A 4.00% 9/11/27 #	200,000	196,983
Celanese US Holdings
6.05% 3/15/25	149,000	149,380
6.165% 7/15/27	1,885,000	1,953,946

Newmont 5.30% 3/15/26	2,370,000	2,402,166
Novelis 144A 3.25% 11/15/26 #	2,180,000	2,105,592
Sasol Financing USA 4.375% 9/18/26	200,000	194,421
Suzano Austria 144A 5.75% 7/14/26 #	200,000	203,936
		7,206,424
Brokerage — 0.07%
Jefferies Financial Group 5.875% 7/21/28	315,000	328,693
XP 144A 6.75% 7/2/29 #	200,000	205,307
		534,000
Capital Goods — 2.12%
Amphenol 5.05% 4/5/27	670,000	686,009
Boeing 2.196% 2/4/26	1,490,000	1,435,413
Lennox International 1.35% 8/1/25	3,925,000	3,813,320
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	4,110,000	4,251,497
Parker-Hannifin 4.25% 9/15/27	3,875,000	3,888,310
Republic Services 0.875% 11/15/25	2,200,000	2,117,713
6    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
RTX 5.75% 11/8/26	1,298,000	$ 1,338,577
		17,530,839
Communications — 3.16%
American Tower 5.20% 2/15/29	920,000	950,502
AT&T 1.70% 3/25/26	2,640,000	2,542,352
Charter Communications Operating 6.15% 11/10/26	5,530,000	5,685,360
Connect Finco 144A 6.75% 10/1/26 #	2,075,000	2,075,000
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	2,034,070
Meta Platforms 4.30% 8/15/29	850,000	863,304
Netflix 5.875% 2/15/25	3,750,000	3,763,016
Prosus 144A 3.257% 1/19/27 #	200,000	192,998
Rogers Communications 5.00% 2/15/29	1,955,000	1,995,647
Sirius XM Radio 144A 5.00% 8/1/27 #	2,090,000	2,057,607
Sprint Spectrum 144A 4.738% 9/20/29 #	56,250	56,112
T-Mobile USA 3.75% 4/15/27	4,010,000	3,962,475
		26,178,443
Consumer Cyclical — 1.92%
Alsea 144A 7.75% 12/14/26 #	200,000	203,410
Carnival 144A 7.625% 3/1/26 #	662,000	668,544
Cencosud 144A 4.375% 7/17/27 #	200,000	198,114
Ford Motor Credit
2.30% 2/10/25	435,000	430,181
2.70% 8/10/26	1,700,000	1,634,233
3.375% 11/13/25	4,130,000	4,052,486
5.80% 3/8/29	980,000	996,485
6.798% 11/7/28	525,000	554,499
6.80% 5/12/28	1,350,000	1,414,939

Home Depot 4.875% 6/25/27	535,000	549,002
Hyundai Capital America 144A 5.275% 6/24/27 #	755,000	772,171
Meituan 144A 4.625% 10/2/29 #	200,000	199,031
Prime Security Services Borrower
144A 3.375% 8/31/27 #	1,340,000	1,274,463
144A 5.75% 4/15/26 #	820,000	824,419

VICI Properties 4.95% 2/15/30	2,140,000	2,154,443
		15,926,420
Consumer Non-Cyclical — 3.54%
AbbVie
2.60% 11/21/24	3,625,000	3,612,753
4.80% 3/15/29	3,955,000	4,071,415

NQ- 022 [0924] 1124 (4017651)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Amgen 5.15% 3/2/28	3,105,000	$ 3,198,173
Bimbo Bakeries USA 144A 6.05% 1/15/29 #	200,000	211,460
Bunge Limited Finance 4.20% 9/17/29	2,400,000	2,394,582
Central American Bottling 144A 5.25% 4/27/29 #	200,000	194,676
Coca-Cola Consolidated 5.25% 6/1/29	2,135,000	2,220,889
McCormick & Co. 0.90% 2/15/26	2,975,000	2,842,674
Medtronic Global Holdings 4.25% 3/30/28	1,775,000	1,790,357
Mondelez International 1.50% 5/4/25	1,210,000	1,186,198
Royalty Pharma 1.20% 9/2/25	7,630,000	7,392,506
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	246,790
		29,362,473
Electric — 2.94%
AEP Texas 5.45% 5/15/29	1,240,000	1,293,925
Avangrid 3.20% 4/15/25	885,000	876,113
Colbun 144A 3.95% 10/11/27 #	200,000	195,686
DTE Energy 5.10% 3/1/29	1,310,000	1,349,492
Duke Energy Carolinas 3.95% 11/15/28	3,400,000	3,390,922
Edison International 3.55% 11/15/24	3,700,000	3,691,148
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	2,300,000	2,357,322
National Rural Utilities Cooperative Finance
1.875% 2/7/25	4,350,000	4,304,485
4.45% 3/13/26	1,080,000	1,085,729

NextEra Energy Capital Holdings 5.749% 9/1/25	245,000	247,549
Pacific Gas & Electric 5.55% 5/15/29	760,000	789,765
PacifiCorp
5.10% 2/15/29	335,000	346,259
5.45% 2/15/34	565,000	587,459

Southern 4.85% 6/15/28	3,210,000	3,288,387
Vistra Operations 144A 5.125% 5/13/25 #	574,000	573,247
		24,377,488
Energy — 3.10%
Diamondback Energy 5.20% 4/18/27	640,000	653,332
Enbridge
2.50% 2/14/25	1,040,000	1,030,470
5.25% 4/5/27	795,000	814,142

Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	191,031
Energy Transfer 5.55% 2/15/28	4,440,000	4,592,665
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	2,357,040	2,256,982
8    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
5.00% 2/1/29	485,000	$ 495,573
5.10% 8/1/29	1,555,000	1,596,175

MPLX 4.875% 12/1/24	1,955,000	1,952,940
NuStar Logistics 5.75% 10/1/25	1,077,000	1,079,489
Occidental Petroleum
5.20% 8/1/29	2,355,000	2,395,850
5.50% 12/1/25	1,247,000	1,253,231
5.875% 9/1/25	4,560,000	4,583,133

SierraCol Energy Andina 144A 6.00% 6/15/28 #	200,000	184,025
Southwestern Energy 5.70% 1/23/25	188,000	187,988
Targa Resources Partners 5.00% 1/15/28	2,445,000	2,446,390
		25,713,416
Finance Companies — 1.31%
AerCap Ireland Capital DAC
3.00% 10/29/28	1,100,000	1,039,444
5.10% 1/19/29	4,275,000	4,371,104

Air Lease 2.875% 1/15/26	875,000	857,336
Aviation Capital Group
144A 1.95% 1/30/26 #	3,235,000	3,117,630
144A 5.375% 7/15/29 #	1,315,000	1,343,942

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	124,000	124,772
		10,854,228
Industrials — 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	195,017
CK Hutchison International 23 144A 4.75% 4/21/28 #	400,000	406,399
		601,416
Insurance — 1.38%
Aon North America 5.125% 3/1/27	1,070,000	1,094,909
Elevance Health 5.15% 6/15/29	515,000	534,519
Met Tower Global Funding 144A 3.70% 6/13/25 #	4,380,000	4,353,776
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,902,452
UnitedHealth Group
4.25% 1/15/29	2,150,000	2,169,080
4.90% 4/15/31	1,350,000	1,396,997
		11,451,733
Natural Gas — 0.40%
Engie
144A 5.25% 4/10/29 #	925,000	957,603
NQ- 022 [0924] 1124 (4017651)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas (continued)
Engie
144A 5.625% 4/10/34 #	870,000	$ 914,671

Sempra Energy 3.30% 4/1/25	1,475,000	1,462,526
		3,334,800
Real Estate Investment Trusts — 1.86%
SBA Tower Trust
144A 1.884% 7/15/50 #	3,222,000	3,109,413
144A 2.836% 1/15/50 #	5,840,000	5,798,055
144A 3.869% 10/15/49 #, ~	6,500,000	6,495,507
		15,402,975
Technology — 1.14%
Baidu 1.72% 4/9/26	1,250,000	1,202,209
Broadcom 5.05% 7/12/29	1,230,000	1,267,484
Oracle
4.20% 9/27/29	840,000	838,862
5.80% 11/10/25	2,355,000	2,392,576

Roper Technologies 1.00% 9/15/25	3,600,000	3,486,207
SK Hynix 144A 1.50% 1/19/26 #	300,000	288,251
		9,475,589
Transportation — 0.47%
ERAC USA Finance 144A 4.60% 5/1/28 #	3,225,000	3,267,226
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	198,814
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	200,000	210,602
United Airlines 144A 4.375% 4/15/26 #	175,000	172,329
		3,848,971
Utilities — 0.03%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	204,600
		204,600
Total Corporate Bonds (cost $278,532,085)		279,611,048

Government Agency Obligations — 0.31%
BOC Aviation USA 144A 5.25% 1/14/30 #	200,000	206,627
CIMB Bank 144A 2.125% 7/20/27 #	200,000	189,315
Comision Federal de Electricidad 144A 4.75% 2/23/27 #	200,000	198,410
DAE Sukuk Difc 144A 3.75% 2/15/26 #	200,000	197,102
Emirates NBD Bank PJSC 2.625% 2/18/25 ■	200,000	198,024
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	201,651
10    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	$ 181,413
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	199,919
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	196,650
OCP 144A 4.50% 10/22/25 #	200,000	198,386
QNB Finance 2.625% 5/12/25 ■	250,000	246,350
Saudi Arabian Oil 144A 1.625% 11/24/25 #	200,000	193,738
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	200,000	205,345
Total Government Agency Obligations (cost $2,657,569)		2,612,930

Non-Agency Asset-Backed Securities — 19.35%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	2,500,000	2,529,869
ARI Fleet Lease Trust Series 2024-B A2 144A 5.54% 4/15/33 #	4,000,000	4,047,012
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	6,000,000	6,076,627
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	4,293,434	4,302,511
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	10,050,000	10,118,573
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	929,781	928,529
Series 2023-3 A2 144A 6.40% 3/20/30 #	3,647,890	3,728,628

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	3,500,000	3,526,704
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	176,541
Series 2022-A B 1.91% 7/15/27	5,215,000	5,044,830
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	4,073,814
Series 2024-B A3 5.10% 4/15/29	10,500,000	10,727,375
Ford Credit Floorplan Master Owner Trust
Series 2020-2 A 1.06% 9/15/27	7,600,000	7,361,967
Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,244,543

GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2B 5.732% (SOFR + 0.39%) 3/16/27 •	2,000,000	2,001,327
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,094,525
GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,738,834
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	1,038,400	1,039,057
NQ- 022 [0924] 1124 (4017651)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	3,057,969	$ 3,058,907
Series 2024-A A3 144A 5.02% 3/15/27 #	4,500,000	4,536,496
Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,020,595

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.762% (SOFR + 0.42%) 2/16/27 •	2,450,000	2,450,571
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.242% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,017,384
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	4,076,899
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	1,380,667	1,387,040
Porsche Financial Auto Securitization Trust Series 2023-2A A2B 144A 5.926% (SOFR + 0.58%) 11/23/26 #, •	1,556,886	1,557,505
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,937,751
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	5,000,000	5,055,714
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,578,705
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,125,080
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	5,000,000	4,988,803
Series 2022-2 A 1.53% 7/20/28	6,707,000	6,639,465
Series 2022-2 B 1.83% 7/20/28	5,215,000	5,162,553
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,111,731

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	4,000,000	4,068,236
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.975% (SOFR + 0.63%) 3/22/27 •	4,833,357	4,839,188
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	3,923,779	3,948,850
Total Non-Agency Asset-Backed Securities (cost $158,226,432)		160,322,739

12    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 1.32%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, ~	1,853,395	$ 1,896,268
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.78% (SOFR + 1.50%) 10/25/43 #, •	1,527,274	1,531,631
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	1,872,271	1,915,857
Radnor Re Series 2024-1 M1A 144A 7.496% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	1,250,000	1,251,832
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	4,257,389	4,339,596
Total Non-Agency Collateralized Mortgage Obligations (cost $10,760,225)		10,935,184

Sovereign Bond — 0.02%Δ
South Korea — 0.02%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	204,709
		204,709
Total Sovereign Bond (cost $198,666)		204,709

US Treasury Obligations — 29.23%
US Treasury Notes
0.50% 2/28/26	11,135,000	10,637,188
1.125% 2/15/31	2,385,000	2,051,519
2.125% 11/30/24	41,595,000	41,415,530
3.50% 9/30/26	21,360,000	21,301,176
3.75% 8/15/27	23,680,000	23,795,625
3.75% 12/31/28	3,215,000	3,237,166
3.875% 12/31/29	1,700,000	1,722,379
4.00% 8/31/26	1,390,000	1,392,117
4.125% 3/31/29	7,270,000	7,436,415
4.375% 7/31/26	109,215,000	110,541,787
4.625% 6/30/26	18,390,000	18,674,830
Total US Treasury Obligations (cost $240,599,498)		242,205,732
NQ- 022 [0924] 1124 (4017651)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 4.27%
Money Market Mutual Funds — 4.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	8,838,615	$ 8,838,615
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	8,838,615	8,838,615
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	8,838,615	8,838,615
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	8,838,615	8,838,615
Total Short-Term Investments (cost $35,354,460)		35,354,460
Total Value of Securities—102.57% (cost $846,515,006)		849,807,269

Liabilities Net of Receivables and Other Assets—(2.57%)★		(21,288,390)
Net Assets Applicable to 104,494,193 Shares Outstanding—100.00%		$828,518,879
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $191,710,950, which represents 23.14% of the Fund’s net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2024.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
14    NQ- 022 [0924] 1124 (4017651)

(Unaudited)
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
★	Includes $79,695 cash collateral held at broker for futures contracts as of September 30, 2024.
The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
63	US Treasury 2 yr Notes	$13,119,258	$13,119,899	12/31/24	$(641)	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ- 022 [0924] 1124 (4017651)    15